Exhibit 99.1

KPMG LLP
Suite 700 20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

SunStrong Capital Holdings, LLC (the “Company”)

Deutsche Bank Securities Inc. (“Deutsche Bank”)

Credit Agricole Securities (USA) Inc.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

(together, the “Specified Parties”)

Re: SunStrong 2018-1 - Data File and Cash Flow Schedule Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “SunStrong_ABS_Datatape_ 20180928_Final.xlsb,” provided to us by the Company on October 17, 2018, containing certain information related to 37,568 residential solar lease contracts (the “Contracts”) as of August 21, 2018 (the “Data File”), and scheduled cash flows for the Contracts (the “Cash Flow Schedule”), which we were informed are intended to be included as collateral in the offering of the SunStrong 2018-1 Notes. The Company is responsible for the specified attributes identified by the Company in the Data File and the Cash Flow Schedule. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts, percentages, and production in kWh were within $1.00, 0.1%, and 1 kWh, respectively.

•	The term “Cutoff Date” means August 21, 2018.

•

The term “InfoLease Output File” means two electronic data files entitled “2.14.7.12.2.6.2 SunStrong_ABS_Datatape_201808.txt” and “2.14.7.12.2.6.3 cash_flow_proforma_003_201808.txt,” provided by the Company on October 17, 2018, containing certain information regarding the Contracts including scheduled cash flows and past due amounts as of the Cutoff Date, which the Company informed us were downloaded from its internal data system.

•

The term “Sources” refers to the following documents and information provided by the Company: Lease Contract (including any Modifications or Amendments thereto), Commissioning Report, Permission to Operate (PTO) Letter, Invoices, screenshots from the Company’s lease management system, and the InfoLease Output File.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

A.

The Company instructed us to select a random sample of 400 Contracts (the “Sample Contracts”) from the Data File. A listing of the Sample Contracts is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Contracts we were instructed to randomly select from the Data File.

B.

For each of the Sample Contracts, we recomputed or compared the specified attributes listed below contained in the Data File to the corresponding information in the respective Sources. The Specified Parties indicated that the absence of any of the Sources, or the inability to agree the indicated information from the Data File to the Sources for each of the specified attributes, utilizing instructions provided by the Company (as applicable and indicated below), constituted an exception. The Sources are listed in the order of priority until such attribute was agreed.

Attribute	Sources/Company’s Instructions

1. Contract ID	Lease Contract

2. Fund	InfoLease Output File

3. State	Lease Contract

4. Zip code	Lease Contract

5. FICO	InfoLease Output File

6. Place-in-Service (PIS) Date	PTO Letter or Commissioning Report. The Company instructed us to consider the information to be in agreement if the difference was not greater than 30 days.

7. First Payment Date	InfoLease Output File

8. Paid-to Date	InfoLease Output File

9. Invoice Type	InfoLease Output File

10. Original Term	Lease Contract. The Company instructed us to consider the information to be in agreement if the difference was not greater than 30 days.

11. Current Term	InfoLease Output File

12. Remaining Term	InfoLease Output File

13. Year 1 Monthly Lease Payment (“MLP”) (w/ ACH Discount) / Prepayment – Year 1 MLP	Lease Contract.

14. Current MLP	Monthly payment corresponding to the September 2018 payment date appearing in the Cash Flow Schedule.

15. Next Payment Amount	The first monthly payment which is greater than $0.00 following the September 2018 payment date appearing in the Cash Flow Schedule

Attribute	Sources/Company’s Instructions

For Sample Contracts subject to a full prepayment amount, the Company instructed us to consider the information to be in agreement if the Next Payment Amount was blank in the Data File.

16. Next Payment Date	The payment date corresponding to the next Payment Amount appearing in the Cash Flow Schedule For Sample Contracts subject to a full prepayment amount, the Company instructed us to consider the information to be in agreement if the Next Payment Date was blank in the Data File.

17. Next Escalation Payment	The first Escalation Payment following the Cutoff Date appearing in the Cash Flow Schedule.

18. Next Escalation Date	The payment date corresponding to the Next Escalation Payment appearing in the Cash Flow Schedule.

19. Current Escalation Rate

Recomputed as the ratio of Next Escalation Payment (attribute #17) and Current MLP (attribute #14).

For Sample Contracts for which the Cash Flow Schedule indicated a de-escalation payment amount, the Company instructed us to consider the Current Escalation Rate to be in agreement if it was blank in the Data File.

20. Gross Contract Amount

Recomputed as the total MLP during the Original Term stated in the Lease Contract, including any escalating monthly payments, if applicable, stated in the Lease Contract.

For Sample Contracts subject to a full prepayment amount (i.e., payment of Gross Contract Amount on First Payment Date), the Company instructed us to compare to the One Full Prepayment Amount due contained in the Lease Contract.

21. Paid Amount	InfoLease Output File

22. Contract Balance Remaining	InfoLease Output File

23. Past Due	InfoLease Output File

24. Rebate Type	InfoLease Output File The Company instructed us not to perform this procedure on Sample Contracts for which the Lease Contract indicated the Dealer/Installer was SunPower New Homes.

25. Expected Rebate	Lease Contract

Attribute	Sources/Company’s Instructions

The Company instructed us not to perform this procedure on Sample Contracts for which the Lease Contract indicated the Dealer/Installer was SunPower New Homes.

26. Actual Rebate Received	InfoLease Output File

27. Original Escalation	InfoLease Output File

28. Aging	InfoLease Output File

29. FMV	InfoLease Output File

30. Size	Lease Contract

31. Year 1 Production Low	Lease Contract

32. Year 1 Production High	Lease Contract

33. KWH/KW Production	Recomputed as average of Year 1 Production Low (attribute #21) and Year 1 Production High (attribute #32).

34. Utility Provider	InfoLease Output File

35. Panel Manufacturer	Lease Contract

C.

For each of the Sample Contracts, we recomputed or compared the specified attributes listed below contained in the Cash Flow Schedule to the corresponding information in the respective Sources. The Specified Parties indicated that the absence of any of the Sources, or the inability to agree the indicated information from the Cash Flow Schedule to the Sources for each of the specified attributes, utilizing instructions provided by the Company (as applicable and indicated below), constituted an exception.

Attribute	Sources/Company’s Instructions

1. Past Due Payments as of the Cutoff Date, if any	For Sample Contracts for which the Aging stated in the Data File was greater than 0, we compared the past due payments as of the Cutoff Date to the corresponding information in InfoLease Output File.

2. Monthly Payments from the Cutoff Date to the end of the contract term

Lease Contract.

For Sample Contracts subject to a full prepayment amount, the Company instructed us to consider the information to be in agreement if the Monthly Payments were blank.

For Sample Contracts for which the monthly payment corresponding to the September 2018 payment date stated in the Cash Flow Schedule was different than the MLP stated in the Lease Contract. The Company instructed us to compare the monthly

Attribute	Sources/Company’s Instructions

payment corresponding to the September 2018 payment date in the Cash Flow Schedule to the Total Amount Due (net of any ACH discount, if applicable) stated in the Invoice for September 2018.

For Sample Contract #310 for which the MLP in the Cash Flow Schedule was different than the Total Amount Due in the Invoice for September 2018, the Company instructed us to compare the MLP in the Cash Flow Schedule to the Total Received on August 20, 2018, in the screenshot from the Company’s lease management system.

3. Next Payment Amount	Lease Contract

4. Next Payment Date	Lease Contract

5. Next Escalation Payment

Lease Contract

For Sample Contracts #229 and #371 which were subject to a payment plan, the Company instructed us to compare the Next Escalation Payment in the Cash Flow Schedule to the Next Payment Amount in the Lease Contract, following the last date in the payment plan.

6. Next Escalation Date

Lease Contract

For Sample Contracts #229 and #371 which were subject to a payment plan, the Company instructed us to compare the Next Escalation Date in the Cash Flow Schedule to the corresponding date following the last date in the payment plan.

The information regarding the Sample Contracts was found to be in agreement with the respective information stated in the Sources, utilizing the instructions provided by the Company, except as noted in Exhibit B.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File or the Cash Flow Schedule. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the information included in the Data File, the Cash Flow Schedule, the Sources, and instructions provided by the Company, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Contracts, (ii) the reasonableness of the instructions provided by the Company, (iii) the reliability or accuracy of the Data File, the Cash Flow Schedule, and the Sources which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the acquisition of the Contracts or origination of the Contracts to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Contract being securitized, (iii) the compliance of the lessor of the Contracts and originator of the Contracts with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Contracts that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA

October 21, 2018

Exhibit A

The Sample Contracts

Sample Contract Number	Contract ID1	Sample Contract Number	Contract ID1	Sample Contract Number	Contract ID1	Sample Contract Number	Contract ID1
1	2018-1	51	2018-51	101	2018-101	151	2018-151
2	2018-2	52	2018-52	102	2018-102	152	2018-152
3	2018-3	53	2018-53	103	2018-103	153	2018-153
4	2018-4	54	2018-54	104	2018-104	154	2018-154
5	2018-5	55	2018-55	105	2018-105	155	2018-155
6	2018-6	56	2018-56	106	2018-106	156	2018-156
7	2018-7	57	2018-57	107	2018-107	157	2018-157
8	2018-8	58	2018-58	108	2018-108	158	2018-158
9	2018-9	59	2018-59	109	2018-109	159	2018-159
10	2018-10	60	2018-60	110	2018-110	160	2018-160
11	2018-11	61	2018-61	111	2018-111	161	2018-161
12	2018-12	62	2018-62	112	2018-112	162	2018-162
13	2018-13	63	2018-63	113	2018-113	163	2018-163
14	2018-14	64	2018-64	114	2018-114	164	2018-164
15	2018-15	65	2018-65	115	2018-115	165	2018-165
16	2018-16	66	2018-66	116	2018-116	166	2018-166
17	2018-17	67	2018-67	117	2018-117	167	2018-167
18	2018-18	68	2018-68	118	2018-118	168	2018-168
19	2018-19	69	2018-69	119	2018-119	169	2018-169
20	2018-20	70	2018-70	120	2018-120	170	2018-170
21	2018-21	71	2018-71	121	2018-121	171	2018-171
22	2018-22	72	2018-72	122	2018-122	172	2018-172
23	2018-23	73	2018-73	123	2018-123	173	2018-173
24	2018-24	74	2018-74	124	2018-124	174	2018-174
25	2018-25	75	2018-75	125	2018-125	175	2018-175
26	2018-26	76	2018-76	126	2018-126	176	2018-176
27	2018-27	77	2018-77	127	2018-127	177	2018-177
28	2018-28	78	2018-78	128	2018-128	178	2018-178
29	2018-29	79	2018-79	129	2018-129	179	2018-179
30	2018-30	80	2018-80	130	2018-130	180	2018-180
31	2018-31	81	2018-81	131	2018-131	181	2018-181
32	2018-32	82	2018-82	132	2018-132	182	2018-182
33	2018-33	83	2018-83	133	2018-133	183	2018-183
34	2018-34	84	2018-84	134	2018-134	184	2018-184
35	2018-35	85	2018-85	135	2018-135	185	2018-185
36	2018-36	86	2018-86	136	2018-136	186	2018-186
37	2018-37	87	2018-87	137	2018-137	187	2018-187
38	2018-38	88	2018-88	138	2018-138	188	2018-188
39	2018-39	89	2018-89	139	2018-139	189	2018-189
40	2018-40	90	2018-90	140	2018-140	190	2018-190
41	2018-41	91	2018-91	141	2018-141	191	2018-191
42	2018-42	92	2018-92	142	2018-142	192	2018-192
43	2018-43	93	2018-93	143	2018-143	193	2018-193
44	2018-44	94	2018-94	144	2018-144	194	2018-194
45	2018-45	95	2018-95	145	2018-145	195	2018-195
46	2018-46	96	2018-96	146	2018-146	196	2018-196
47	2018-47	97	2018-97	147	2018-147	197	2018-197
48	2018-48	98	2018-98	148	2018-148	198	2018-198
49	2018-49	99	2018-99	149	2018-149	199	2018-199
50	2018-50	100	2018-100	150	2018-150	200	2018-200

[1]	The Company has assigned a unique Contract ID to each Sample Contract. The Contract IDs referred to in this Exhibit are not the actual Contract Numbers.

Sample Contract Number	Contract ID1	Sample Contract Number	Contract ID1	Sample Contract Number	Contract ID1	Sample Contract Number	Contract ID1
201	2018-201	251	2018-251	301	2018-301	351	2018-351
202	2018-202	252	2018-252	302	2018-302	352	2018-352
203	2018-203	253	2018-253	303	2018-303	353	2018-353
204	2018-204	254	2018-254	304	2018-304	354	2018-354
205	2018-205	255	2018-255	305	2018-305	355	2018-355
206	2018-206	256	2018-256	306	2018-306	356	2018-356
207	2018-207	257	2018-257	307	2018-307	357	2018-357
208	2018-208	258	2018-258	308	2018-308	358	2018-358
209	2018-209	259	2018-259	309	2018-309	359	2018-359
210	2018-210	260	2018-260	310	2018-310	360	2018-360
211	2018-211	261	2018-261	311	2018-311	361	2018-361
212	2018-212	262	2018-262	312	2018-312	362	2018-362
213	2018-213	263	2018-263	313	2018-313	363	2018-363
214	2018-214	264	2018-264	314	2018-314	364	2018-364
215	2018-215	265	2018-265	315	2018-315	365	2018-365
216	2018-216	266	2018-266	316	2018-316	366	2018-366
217	2018-217	267	2018-267	317	2018-317	367	2018-367
218	2018-218	268	2018-268	318	2018-318	368	2018-368
219	2018-219	269	2018-269	319	2018-319	369	2018-369
220	2018-220	270	2018-270	320	2018-320	370	2018-370
221	2018-221	271	2018-271	321	2018-321	371	2018-371
222	2018-222	272	2018-272	322	2018-322	372	2018-372
223	2018-223	273	2018-273	323	2018-323	373	2018-373
224	2018-224	274	2018-274	324	2018-324	374	2018-374
225	2018-225	275	2018-275	325	2018-325	375	2018-375
226	2018-226	276	2018-276	326	2018-326	376	2018-376
227	2018-227	277	2018-277	327	2018-327	377	2018-377
228	2018-228	278	2018-278	328	2018-328	378	2018-378
229	2018-229	279	2018-279	329	2018-329	379	2018-379
230	2018-230	280	2018-280	330	2018-330	380	2018-380
231	2018-231	281	2018-281	331	2018-331	381	2018-381
232	2018-232	282	2018-282	332	2018-332	382	2018-382
233	2018-233	283	2018-283	333	2018-333	383	2018-383
234	2018-234	284	2018-284	334	2018-334	384	2018-384
235	2018-235	285	2018-285	335	2018-335	385	2018-385
236	2018-236	286	2018-286	336	2018-336	386	2018-386
237	2018-237	287	2018-287	337	2018-337	387	2018-387
238	2018-238	288	2018-288	338	2018-338	388	2018-388
239	2018-239	289	2018-289	339	2018-339	389	2018-389
240	2018-240	290	2018-290	340	2018-340	390	2018-390
241	2018-241	291	2018-291	341	2018-341	391	2018-391
242	2018-242	292	2018-292	342	2018-342	392	2018-392
243	2018-243	293	2018-293	343	2018-343	393	2018-393
244	2018-244	294	2018-294	344	2018-344	394	2018-394
245	2018-245	295	2018-295	345	2018-345	395	2018-395
246	2018-246	296	2018-296	346	2018-346	396	2018-396
247	2018-247	297	2018-297	347	2018-347	397	2018-397
248	2018-248	298	2018-298	348	2018-348	398	2018-398
249	2018-249	299	2018-299	349	2018-349	399	2018-399
250	2018-250	300	2018-300	350	2018-350	400	2018-400

[1]	The Company has assigned a unique Contract ID to each Sample Contract. The Contract IDs referred to in this Exhibit are not the actual Contract Numbers.

Exhibit B

Exceptions

A.	The Data File

Sample Contract Number	Contract ID	Attribute	Per Data File	Per Sources
105	2018-105	Gross Contract Amount	$34,310.75	$34,368.00
110	2018-110	Year 1 Production Low	13,921 kWh	10,895 kWh
110	2018-110	Year 1 Production High	15,836 kWh	12,042 kWh
110	2018-110	KWH/KW Production	14,878.5 kWh	11,468.5 kWh
201	2018-201	Gross Contract Amount	$28,110.80	$28,154.40
229	2018-229	Gross Contract Amount	$33,131.96	$33,182.40
230	2018-230	Gross Contract Amount	$28,767.84	$28,924.80
334	2018-334	Gross Contract Amount	$39,830.86	$39,851.69

B.	Cash Flow Schedule

Sample Contract Number	Contract ID	Attribute	Per Cash Flow Schedule	Per Sources
57	2018-57	Monthly Payments from the Cutoff Date to the end of the contract term	$44,458.77	$44,577.22
173	2018-173	Monthly Payments from the Cutoff Date to the end of the contract term	$210.37	$222.36
173	2018-173	Next Escalation Date	203510	Not Available
173	2018-173	Next Escalation Payment	$210.37	$0.00